T. ROWE PRICE Spectrum Income Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  4.2%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 1,763,412 1,767
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 735,000 739
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 1,395,000 1,405
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 1,985,000 1,982
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.923%, 10/20/34 (1) 875,000 876
AIMCO
Series 2021-14A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.937%, 4/20/34 (1) 2,000,000 2,000
AIMCO
Series 2024-21A, Class B, CLO, FRN
3M TSFR + 1.92%, 6.249%, 4/18/37 (1) 380,000 381
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class D
6.315%, 5/17/32 (1) 541,416 550
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 658,083 661
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  1,770,000 1,749
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32%, 4/18/28  300,000 302
AMSR Trust
Series 2020-SFR5, Class D
2.18%, 11/17/37 (1) 1,640,000 1,632
AMSR Trust
Series 2021-SFR2, Class D
2.278%, 8/17/38 (1) 2,185,000 2,131
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 250,000 255
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 340,000 347

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 870,000 871
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 6.194%, 10/22/34 (1) 1,675,000 1,677
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 2,991,550 2,889
ARI Fleet Lease Trust
Series 2025-B, Class A3
4.60%, 3/15/34 (1) 1,770,000 1,793
Auxilior Term Funding
Series 2023-1A, Class D
7.27%, 12/16/30 (1) 2,130,000 2,235
Avis Budget Rental Car Funding AESOP
Series 2020-2A, Class B
2.96%, 2/20/27 (1) 1,466,667 1,461
Avis Budget Rental Car Funding AESOP
Series 2021-2A, Class D
4.08%, 2/20/28 (1) 875,000 856
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 100
Avis Budget Rental Car Funding AESOP
Series 2023-1A, Class A
5.25%, 4/20/29 (1) 315,000 322
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 1,730,000 1,784
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 930,000 927
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 940,000 937
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.952%, 7/17/35 (1) 450,000 450
Barings I
Series 2024-1A, Class B, CLO, FRN
3M TSFR + 2.10%, 6.425%, 1/20/37 (1) 390,000 392
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.959%, 1/18/35 (1) 1,750,000 1,751

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 7/15/34 (1) 1,755,000 1,753
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class D, FRN
SOFR30A + 2.05%, 6.406%, 12/26/31 (1) 1,738,020 1,748
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.633%, 7/27/48 (1) 1,040,000 1,040
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 6.033%, 7/27/48 (1) 1,680,000 1,680
Benefit Street Partners XXV
Series 2021-25A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.768%, 1/15/35 (1) 765,000 765
BlueMountain
Series 2018-3A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.168%, 10/25/30 (1) 2,500,000 2,501
CarMax Auto Owner Trust
Series 2021-4, Class B
1.04%, 5/17/27  25,000 25
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  100,000 99
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  165,000 165
CarMax Auto Owner Trust
Series 2022-2, Class D
4.75%, 10/16/28  365,000 366
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  110,000 113
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  35,000 35
CarMax Auto Owner Trust
Series 2025-2, Class B
4.96%, 11/15/30  440,000 448
CarMax Auto Owner Trust
Series 2025-2, Class C
5.16%, 1/15/31  500,000 511
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  150,000 152

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2021-N4, Class A2
1.80%, 9/11/28  119,426 117
Carvana Auto Receivables Trust
Series 2021-P3, Class D
2.25%, 9/11/28  1,835,000 1,765
Carvana Auto Receivables Trust
Series 2023-P4, Class C
6.55%, 12/10/29 (1) 99,000 105
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 2,500,000 2,545
Carvana Auto Receivables Trust
Series 2024-P4, Class C
5.10%, 5/12/31  2,150,000 2,167
Carvana Auto Receivables Trust
Series 2025-P2, Class C
5.48%, 11/10/31  1,700,000 1,738
Carvana Auto Receivables Trust
Series 2025-P2, Class D
5.99%, 6/10/33  850,000 866
Carvana Auto Receivables Trust
Series 2025-P3, Class C
4.99%, 1/12/32  1,000,000 996
Carvana Auto Receivables Trust
Series 2025-P3, Class D
5.47%, 9/12/33  1,000,000 993
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 1,918,608 1,926
Chase Auto Owner Trust
Series 2025-1A, Class C
4.93%, 12/26/30 (1) 1,000,000 1,009
CNH Equipment Trust
Series 2023-B, Class A3
5.60%, 2/15/29  503,546 511
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 125,000 89
CyrusOne Data Centers Issuer I
Series 2023-1A, Class A2
4.30%, 4/20/48 (1) 597,000 586
Dell Equipment Finance Trust
Series 2023-2, Class B
5.77%, 1/22/29 (1) 1,970,000 1,983

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 225,000 227
Dell Equipment Finance Trust
Series 2025-1, Class B
4.96%, 2/24/31 (1) 935,000 948
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 1,380,000 1,402
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 873,633 862
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, 5/17/32  1,685,000 1,692
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  1,000,000 998
Drive Auto Receivables Trust
Series 2025-2, Class D
4.90%, 12/15/32  1,000,000 999
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 1,368,381 1,368
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,397,659 1,350
Elara Hgv Timeshare Issuer
Series 2025-A, Class B
4.81%, 1/25/40 (1) 950,000 950
Elara Hgv Timeshare Issuer
Series 2025-A, Class C
5.30%, 1/25/40 (1) 950,000 950
Empower
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.60%, 5.918%, 4/25/38 (1) 2,625,000 2,643
Empower
Series 2023-1A, Class BR, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/25/38 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-4, Class A3
4.56%, 11/20/28 (1) 331,000 334
Enterprise Fleet Financing
Series 2025-2, Class A4
4.58%, 12/22/31 (1) 1,250,000 1,266

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  1,364,926 1,376
Exeter Automobile Receivables Trust
Series 2023-4A, Class C
6.51%, 8/15/28  2,574,873 2,594
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,055,000 1,059
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  1,060,000 1,061
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  1,400,000 1,419
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C
5.40%, 8/15/31  1,400,000 1,430
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,050,000 1,057
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  1,050,000 1,057
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  100,000 101
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  275,000 278
Ford Credit Auto Owner Trust
Series 2021-1, Class C
1.91%, 10/17/33 (1) 400,000 394
Ford Credit Auto Owner Trust
Series 2021-2, Class C
2.11%, 5/15/34 (1) 200,000 195
Ford Credit Auto Owner Trust
Series 2021-2, Class D
2.60%, 5/15/34 (1) 1,805,000 1,761
Ford Credit Auto Owner Trust
Series 2023-1, Class C
5.58%, 8/15/35 (1) 1,700,000 1,740
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 340,000 355

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Ford Credit Floorplan Master Owner Trust A
Series 2024-4, Class A
4.40%, 9/15/31 (1) 918,000 926
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class B
4.84%, 4/15/30  3,460,000 3,487
Fortress Credit BSL VIII
Series 2019-2A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.925%, 10/20/32 (1) 455,000 455
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.889%, 4/23/36 (1) 1,755,000 1,764
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,955,000 2,038
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 2,250,000 2,319
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 25,126 28
GM Financial Automobile Leasing Trust
Series 2024-1, Class B
5.33%, 3/20/28  887,000 895
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  1,250,000 1,263
GM Financial Automobile Leasing Trust
Series 2025-2, Class C
5.04%, 10/22/29  1,200,000 1,213
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class B
4.62%, 5/16/31  1,000,000 1,008
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 10/18/32  710,000 716
Golub Capital Partners B
Series 2024-76A, Class B, CLO, FRN
3M TSFR + 1.67%, 5.988%, 10/25/37 (1) 250,000 251
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 2,100,000 2,081
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,045,950 1,045

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.675%, 1/20/38 (1) 1,000,000 1,004
Halseypoint 7
Series 2023-7A, Class A1R, CLO, FRN
3M TSFR + 1.45%, 5.78%, 7/20/38 (1) 1,750,000 1,759
Harbor Park
Series 2018-1A, Class B1R, CLO, FRN
3M TSFR + 1.70%, 6.025%, 1/20/31 (1) 1,290,000 1,290
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,087,850 2,080
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,191,000 4,041
Hilton Grand Vacations Trust
Series 2020-AA, Class B
4.22%, 2/25/39 (1) 87,567 87
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 215,000 218
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 930,450 946
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,902,762 1,921
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class C, FRN
SOFR30A + 2.35%, 6.739%, 9/20/33 (1) 872,284 872
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 1,050,000 1,064
Hyundai Auto Receivables Trust
Series 2025-B, Class C
4.92%, 7/15/32  1,750,000 1,781
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 2,055,300 1,997
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.925%, 7/15/34 (1) 1,875,000 1,872
M&T Equipment Notes
Series 2025-1A, Class A3
4.78%, 9/17/29 (1) 1,735,000 1,761

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.068%, 10/25/37 (1) 265,000 266
Madison Park Funding XLV
Series 2020-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.968%, 7/15/34 (1) 355,000 356
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.125%, 7/27/31 (1) 1,150,000 1,151
Madison Park Funding XXXIX
Series 2021-39A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.082%, 10/22/34 (1) 1,300,000 1,302
Madison Park Funding XXXV
Series 2019-35A, Class BR, CLO, FRN
3M TSFR + 1.662%, 5.987%, 4/20/32 (1) 2,500,000 2,502
Milos
Series 2017-1A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.137%, 10/20/30 (1) 2,350,000 2,351
MMAF Equipment Finance
Series 2023-A, Class A4
5.50%, 12/13/38 (1) 649,000 667
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 42,993 42
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 457,875 470
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 66,731 68
MVW
Series 2025-1A, Class A
4.97%, 9/22/42 (1) 924,702 936
MVW
Series 2025-1A, Class C
5.75%, 9/22/42 (1) 2,154,645 2,172
Navient Education Loan Trust
Series 2025-A, Class A
5.02%, 7/15/55 (1) 857,006 865
Navient Education Loan Trust
Series 2025-A, Class B
5.32%, 7/15/55 (1) 900,000 908
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2B, FRN
1M TSFR + 1.164%, 5.315%, 12/15/59 (1) 330,665 330

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2021-GA, Class B
2.55%, 4/15/70 (1) 1,750,000 1,314
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 1,271,388 1,302
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,267,000 1,276
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,827,116 1,712
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  815,000 828
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 306,260 308
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 548,329 551
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.738%, 6/15/31 (1) 2,100,000 2,103
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.838%, 4/15/37 (1) 1,790,000 1,796
Octane Receivables Trust
Series 2022-1A, Class C
5.21%, 8/21/28 (1) 230,000 230
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,695,000 1,727
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 722,661 732
Octane Receivables Trust
Series 2024-RVM1, Class C
5.52%, 1/22/46 (1) 250,000 255
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 6.08%, 7/30/37 (1) 1,750,000 1,751
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.969%, 7/24/31 (1) 1,185,000 1,185

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
PEAC Solutions Receivables
Series 2024-1A, Class A2
5.79%, 6/21/27 (1) 1,110,185 1,120
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 110,000 112
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 482,500 474
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 1,730,000 1,757
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 1,545,000 1,568
Post Road Equipment Finance
Series 2025-1A, Class B
5.04%, 5/15/31 (1) 2,000,000 2,028
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 1,750,000 1,734
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 2,042,500 2,000
Progress Residential Trust
Series 2021-SFR8, Class D
2.082%, 10/17/38 (1) 600,000 586
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 1,820,000 1,779
Progress Residential Trust
Series 2025-SFR2, Class A
3.305%, 4/17/42 (1) 1,870,989 1,775
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 1,955,000 1,894
Regatta XVI Funding
Series 2019-2A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.218%, 1/15/33 (1) 650,000 650
Regatta XX Funding
Series 2021-2A, Class BR, CLO, FRN
3M TSFR + 1.55%, 5.868%, 1/15/38 (1) 1,000,000 1,004
Rockford Tower
Series 2019-2A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.854%, 8/20/32 (1) 2,100,000 2,101

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Rockford Tower
Series 2022-2A, Class CR, CLO, FRN
3M TSFR + 3.30%, 7.625%, 10/20/35 (1) 875,000 880
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 785,000 767
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,851,609 1,880
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 548,646 559
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.911%, 1/18/33 (1) 901,047 907
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class E
3.28%, 3/15/27 (1) 1,750,000 1,741
Santander Drive Auto Receivables Trust
Series 2024-2, Class B
5.78%, 7/16/29  2,220,000 2,254
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 2,745,000 2,763
SCF Equipment Leasing
Series 2023-1A, Class C
6.77%, 8/22/33 (1) 1,685,000 1,754
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 160,000 164
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 1,221,938 1,209
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 1,090,861 1,100
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 1,090,861 1,099
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 1,528,875 1,441
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class C
5.97%, 2/20/31 (1) 470,000 484

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 30,000 30
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.875%, 7/20/34 (1) 350,000 350
Sierra Timeshare Receivables Funding
Series 2022-1A, Class B
3.55%, 10/20/38 (1) 394,788 390
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 126,110 129
Sierra Timeshare Receivables Funding
Series 2023-3A, Class A
6.10%, 9/20/40 (1) 36,687 38
Sierra Timeshare Receivables Funding
Series 2024-1A, Class D
8.02%, 1/20/43 (1) 835,288 856
SMB Private Education Loan Trust
Series 2015-C, Class C
4.50%, 9/17/46 (1) 1,290,000 1,284
SMB Private Education Loan Trust
Series 2019-B, Class A2B, FRN
1M TSFR + 1.114%, 5.265%, 6/15/37 (1) 108,178 108
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.995%, 1/15/53 (1) 1,653,345 1,637
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 1,681,656 1,712
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 2,164,100 2,133
Sound Point IX
Series 2015-2A, Class ARRR, CLO, FRN
3M TSFR + 1.472%, 5.797%, 7/20/32 (1) 725,201 725
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A4
4.50%, 3/20/29 (1) 1,695,000 1,709
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class B
4.74%, 4/20/29 (1) 1,700,000 1,715
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class C
5.08%, 8/20/29 (1) 560,000 566

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 900,000 903
Symphony 39
Series 2023-39A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 1/25/38 (1) 500,000 501
Symphony 43
Series 2024-43A, Class A1, CLO, FRN
3M TSFR + 1.52%, 5.838%, 4/15/37 (1) 1,750,000 1,759
Synchrony Card Funding
Series 2025-A2, Class A
4.49%, 5/15/31  1,720,000 1,741
Taco Bell Funding
Series 2025-1A, Class A2I
4.821%, 8/25/55 (1) 1,520,000 1,523
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/15/31 (1) 4,000,000 4,000
TIAA IV
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.75%, 6.075%, 1/20/32 (1) 1,250,000 1,250
Toyota Auto Loan Extended Note Trust
Series 2025-1A, Class A
4.65%, 5/25/38 (1) 1,400,000 1,427
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 1/25/34 (1)(2) 2,100,000 2,100
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 661,770 670
USB Auto Owner Trust
Series 2025-1A, Class C
4.96%, 3/17/31 (1) 1,215,000 1,234
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 667,492 680
Verizon Master Trust
Series 2024-2, Class C
5.32%, 12/22/31 (1) 960,000 986
Verizon Master Trust
Series 2024-5, Class A
5.00%, 6/21/32 (1) 285,000 294
Verizon Master Trust
Series 2024-5, Class B
5.25%, 6/21/32 (1) 125,000 128

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Verizon Master Trust
Series 2024-6, Class C
4.67%, 8/20/30  175,000 176
Verizon Master Trust
Series 2025-5, Class C
4.84%, 6/20/31  1,400,000 1,411
Voya
Series 2018-2A, Class C1, CLO, FRN
3M TSFR + 2.112%, 6.429%, 7/15/31 (1) 2,400,000 2,400
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.636%, 7/20/32 (1) 1,420,000 1,418
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 4/20/34 (1) 1,380,000 1,378
Wheels Fleet Lease Funding 1
Series 2024-2A, Class A1
4.87%, 6/21/39 (1) 650,707 657
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 1,750,000 1,759
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 650,000 650
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 1,040,000 1,039
Total Asset-Backed Securities (Cost $251,297) 252,824
BOND FUNDS  90.9%
T. Rowe Price Dynamic Credit Fund, Z Class, 7.27% (3)(4) 34,610,008 308,375
T. Rowe Price Dynamic Global Bond Fund, Z Class, 5.27% (3)
(4) 39,107,967 301,131
T. Rowe Price Emerging Markets Bond Fund, Z Class,
5.92% (3)(4) 45,409,477 438,656
T. Rowe Price Emerging Markets Corporate Bond Fund, Z
Class, 6.15% (3)(4) 12,340,446 116,617
T. Rowe Price Emerging Markets Local Currency Bond Fund, Z
Class, 6.98% (3)(4) 38,550,984 194,297
T. Rowe Price Floating Rate Fund, Z Class, 7.63% (3)(4) 65,814,019 609,438
T. Rowe Price High Yield Fund, Z Class, 6.67% (3)(4) 136,206,258 819,962
T. Rowe Price Inflation Protected Bond Fund, Z Class,
3.27% (3)(4) 11,298,091 120,212
T. Rowe Price International Bond Fund, Z Class, 3.95% (3)(4) 9,530,103 69,570

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
T. Rowe Price International Bond Fund (USD Hedged), Z Class,
3.97% (3)(4) 39,874,992 341,729
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Z
Class, 2.76% (3)(4) 23,991,770 115,640
T. Rowe Price QM U.S. Bond ETF, 4.45% (3)(4) 15,050,001 648,053
T. Rowe Price Short-Term Bond Fund, Z Class, 4.47% (3)(4) 26,403,457 122,776
T. Rowe Price Total Return ETF, 4.82% (3)(4) 10,500,001 428,221
T. Rowe Price U.S. High Yield ETF, 6.32% (3)(4) 13,383,501 701,899
T. Rowe Price U.S. Treasury Intermediate Index Fund, Z Class,
3.83% (3)(4) 100,995 518
T. Rowe Price U.S. Treasury Long-Term Index Fund, Z Class,
4.77% (3)(4) 20,932,535 152,179
Total Bond Funds (Cost $5,416,894) 5,489,273
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
1345T, Series 2025-AOA, Class B, ARM, 1M TSFR + 2.00%,
6.15%, 6/15/42 (1) 500,000 501
1345T, Series 2025-AOA, Class C, ARM, 1M TSFR + 2.25%,
6.40%, 6/15/42 (1) 1,200,000 1,203
ALA Trust, Series 2025-OANA, Class A, ARM, 1M TSFR +
1.743%, 5.894%, 6/15/40 (1) 1,730,000 1,739
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.415%, 4/15/34 (1) 1,450,000 1,405
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO,
STEP, 5.348%, 10/25/69 (1) 214,433 216
Angel Oak Mortgage Trust, Series 2025-4, Class A1, CMO,
STEP, 5.855%, 4/25/70 (1) 1,609,247 1,629
Angel Oak Mortgage Trust, Series 2025-5, Class A1, CMO,
STEP, 5.573%, 4/25/70 (1) 1,595,143 1,609
BAMLL Commercial Mortgage Securities Trust, Series 2018-
PARK, Class A, ARM, 4.227%, 8/10/38 (1) 1,260,000 1,228
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  1,200,000 1,237
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,350,000 2,474
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  970,000 1,020
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,650,000 1,726
Benchmark Mortgage Trust, Series 2023-V3, Class AS, ARM,
7.097%, 7/15/56  1,350,000 1,428
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM,
6.417%, 1/10/57  1,715,000 1,793
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  1,975,000 2,086
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM,
6.859%, 7/15/57  185,000 196

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM,
5.815%, 2/15/58  2,495,000 2,622
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%,
4/15/57  1,046,053 1,095
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C,
ARM, 5.451%, 10/10/42 (1) 1,985,000 1,985
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  2,450,000 2,609
BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.578%,
5/15/58  1,750,000 1,825
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM,
5.871%, 6/15/58  1,730,000 1,857
BMO Mortgage Trust, Series 2025-C13, Class B, ARM, 6.038%,
10/15/58  1,050,000 1,085
BPR Trust, Series 2021-TY, Class A, ARM, 1M TSFR + 1.164%,
5.315%, 9/15/38 (1) 550,000 550
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B,
ARM, 1M TSFR + 1.841%, 5.991%, 5/15/41 (1) 1,672,913 1,675
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.474%, 1/15/42 (1) 2,000,000 1,999
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.55%, 6/15/35 (1) 1,725,000 1,722
Cantor Commercial Real Estate Lending, Series 2019-CF2,
Class B, 3.267%, 11/15/52  365,000 332
CD Mortgage Trust, Series 2019-CD8, Class A4, 2.912%,
8/15/57  340,000 315
CENT, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 2,105,000 2,129
Citigroup Commercial Mortgage Trust, Series 2019-GC41,
Class A5, 2.869%, 8/10/56  1,880,000 1,759
COLT Mortgage Loan Trust, Series 2020-3, Class B2, CMO,
ARM, 5.675%, 4/27/65 (1) 2,000,000 1,988
COLT Mortgage Loan Trust, Series 2024-6, Class A1, CMO,
STEP, 5.39%, 11/25/69 (1) 1,275,623 1,283
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1, CMO,
STEP, 5.903%, 12/25/68 (1) 1,537,941 1,550
COLT Mortgage Loan Trust, Series 2025-10, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 10/25/70 (1)(2) 2,080,000 2,080
Connecticut Avenue Securities Trust, Series 2023-R01, Class
1M1, CMO, ARM, SOFR30A + 2.40%, 6.756%, 12/25/42 (1) 1,900,035 1,944
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 6.656%, 5/25/43 (1) 1,314,727 1,342
Connecticut Avenue Securities Trust, Series 2023-R05, Class
1M1, CMO, ARM, SOFR30A + 1.90%, 6.256%, 6/25/43 (1) 1,377,640 1,388
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.806%, 3/25/45 (1) 1,443,612 1,453

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 5.356%, 7/25/45 (1) 824,181 825
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM,
5.596%, 6/25/70 (1) 1,647,450 1,662
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 909,185 916
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class
A4, ARM, 4.422%, 11/15/51  585,000 580
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class B,
3.594%, 12/15/52  746,000 687
DBGS Mortgage Trust, Series 2018-C1, Class A2, 4.358%,
10/15/51  554,433 551
DBGS Mortgage Trust, Series 2018-C1, Class A3, 4.197%,
10/15/51  500,000 496
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 1,669,893 1,678
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A +
1.20%, 5.533%, 10/25/70 (1) 2,080,000 2,080
Extended Stay America Trust, Series 2025-ESH, Class C, ARM,
1M TSFR + 1.85%, 6.00%, 10/15/42 (1) 990,000 990
Extended Stay America Trust, Series 2025-ESH, Class D, ARM,
1M TSFR + 2.60%, 6.75%, 10/15/42 (1) 990,000 990
Flagstar Mortgage Trust, Series 2019-1INV, Class A11, CMO,
ARM, 1M TSFR + 1.064%, 5.222%, 10/25/49 (1) 138,481 133
FREMF Mortgage Trust, Series 2016-K53, Class B, ARM,
4.183%, 3/25/49 (1) 110,000 109
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM,
3.686%, 11/25/49 (1) 2,383,000 2,355
FREMF Mortgage Trust, Series 2017-K71, Class B, ARM,
3.88%, 11/25/50 (1) 1,550,000 1,520
FREMF Mortgage Trust, Series 2019-K736, Class B, ARM,
3.864%, 7/25/26 (1) 755,000 749
FREMF Mortgage Trust, Series 2020-K737, Class B, ARM,
3.442%, 1/25/53 (1) 210,000 207
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 596,355 605
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 1,571,298 1,580
Grace Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40 (1) 1,700,000 1,510
GS Mortgage Securities Trust, Series 2019-GC40, Class A4,
3.16%, 7/10/52  440,000 417
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A,
ARM, 1M TSFR + 1.541%, 5.691%, 5/15/37 (1) 1,400,000 1,402
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B,
ARM, 1M TSFR + 1.941%, 6.091%, 5/15/37 (1) 350,000 351

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 827,392 832
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 1,621,448 1,631
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 1,500,000 1,550
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1) 1,763,000 1,734
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B, ARM, 2.949%, 9/6/38 (1) 1,193,000 1,171
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 4.946%, 10/25/49 (1) 1,733,236 1,739
JPMorgan Mortgage Trust, Series 2025-DSC1, Class A1, CMO,
ARM, 5.577%, 9/25/65 (1) 1,658,500 1,674
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 878,988 879
Lstar Commercial Mortgage Trust, Series 2016-4, Class AS,
3.188%, 3/10/49 (1) 700,000 696
Manhattan West Mortgage Trust, Series 2020-1MW, Class A,
2.13%, 9/10/39 (1) 1,720,000 1,639
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.742%, 5/15/41 (1) 831,608 830
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class A4, 3.72%, 12/15/49  450,000 447
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  330,000 357
OBX Trust, Series 2020-EXP3, Class 2A1B, CMO, ARM, 1M
TSFR + 1.014%, 5.172%, 1/25/60 (1) 2,296,137 2,289
OBX Trust, Series 2021-NQM1, Class A3, CMO, ARM, 1.329%,
2/25/66 (1) 354,609 311
OBX Trust, Series 2024-NQM5, Class A1, CMO, STEP,
5.988%, 1/25/64 (1) 1,521,723 1,537
OBX Trust, Series 2025-NQM6, Class A1, CMO, STEP,
5.603%, 3/25/65 (1) 1,453,861 1,470
OBX Trust, Series 2025-NQM7, Class A1, CMO, STEP, 5.56%,
5/25/55 (1) 1,917,483 1,936
PMT Loan Trust, Series 2025-INV5, Class A2, CMO, ARM,
6.00%, 5/25/56 (1) 944,999 958
PMT Loan Trust, Series 2025-INV7, Class A1, CMO, ARM,
6.00%, 6/25/56 (1) 1,085,018 1,103
RCKT Mortgage Trust, Series 2024-CES9, Class A1A, STEP,
5.582%, 12/25/44 (1) 129,082 130
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41 (1) 2,000,000 2,067
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 1,660,125 1,676

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.442%, 11/25/63 (1) 1,615,408 1,626
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
5.701%, 1/15/39 (1) 241,000 240
SREIT Trust, Series 2021-PALM, Class B, ARM, 1M TSFR +
0.924%, 5.074%, 10/15/34 (1) 750,000 747
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.606%, 5/25/44 (1) 3,310,087 3,327
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.606%, 3/25/44 (1) 155,737 156
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 5.456%, 5/25/45 (1) 2,754,000 2,761
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 5.47%, 9/25/45 (1) 1,885,000 1,885
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.15%, 5.506%, 2/25/45 (1) 1,569,399 1,569
Towd Point Mortgage Trust, Series 2017-1, Class M1, CMO,
ARM, 3.75%, 10/25/56 (1) 157,558 155
Towd Point Mortgage Trust, Series 2017-3, Class A2, CMO,
ARM, 3.00%, 7/25/57 (1) 423,004 417
Towd Point Mortgage Trust, Series 2019-HY2, Class B1, CMO,
ARM, 1M TSFR + 2.364%, 6.522%, 5/25/58 (1) 190,000 191
Towd Point Mortgage Trust, Series 2019-HY3, Class B1, CMO,
ARM, 1M TSFR + 2.114%, 6.272%, 10/25/59 (1) 2,000,000 2,083
Towd Point Mortgage Trust, Series 2022-4, Class A1, CMO,
3.75%, 9/25/62 (1) 1,591,034 1,528
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.817%, 12/25/64 (1) 1,654,615 1,668
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO,
ARM, 4.562%, 10/25/64 (1) 1,724,905 1,721
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.773%, 6/25/65 (1) 1,766,374 1,767
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 1,518,404 1,519
Verus Securitization Trust, Series 2025-2, Class A1, CMO,
STEP, 5.307%, 3/25/70 (1) 1,557,891 1,566
Verus Securitization Trust, Series 2025-3, Class A1, CMO,
STEP, 5.623%, 5/25/70 (1) 1,637,331 1,654
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 5.505%, 9/25/70 (1) 1,875,000 1,875
Wells Fargo Commercial Mortgage Trust, Series 2019-C52,
Class A5, 2.892%, 8/15/52  1,395,000 1,314
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  1,380,000 1,311
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2,
Class A3, ARM, 5.92%, 11/15/57  1,646,120 1,733

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class AS, ARM, 5.582%, 10/15/58  2,000,000 2,058
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $142,904) 143,997
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Agency Obligations  0.0%
Federal National Mortgage Assn., CMO, IO, 2.50%, 4/25/51  11,332,614 1,820
1,820
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $1,833) 1,820
SHORT-TERM INVESTMENTS  2.7%
Money Market Funds  2.5%
T. Rowe Price U.S. Treasury Money Fund, Z Class, 4.17% (3)
(5) 149,512,601 149,513
149,513
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.976%, 12/4/25 (6) 10,000,000 9,931
9,931
Total Short-Term Investments (Cost $159,443) 159,444
Total Investments in Securities  100.2%
(Cost $5,972,371) $ 6,047,358
Other Assets Less Liabilities (0.2)% (9,823)
Net Assets 100.0% $ 6,037,535
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $316,399 and represents 5.2% of net assets.
(2) All or a portion of this loan is unsettled as of September 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Seven-day yield
(6) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Spectrum Income Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,795 U.S. Treasury Notes five year
contracts 12/25 196,006 $ (291)
Long, 10 U.S. Treasury Notes two year contracts 12/25 2,084 (1)
Long, 93 Ultra U.S. Treasury Notes ten year
contracts 12/25 10,702 65
Net payments (receipts) of variation margin to date 292
Variation margin receivable (payable) on open futures contracts $ 65

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Credit Fund, Z Class,
7.27%  $ (113) $ 2,228 $ 18,459
T. Rowe Price Dynamic Global Bond Fund, Z
Class, 5.27%  (2,198) (1,275) 13,668
T. Rowe Price Emerging Markets Bond Fund,
Z Class, 5.92%  (9,959) 32,184 22,716
T. Rowe Price Emerging Markets Corporate
Bond Fund, Z Class, 6.15%  — 3,649 2,869
T. Rowe Price Emerging Markets Local
Currency Bond Fund, Z Class, 6.98%  (2,798) 19,984 9,311
T. Rowe Price Floating Rate Fund, Z Class,
7.63%  (62) (2,366) 32,064
T. Rowe Price High Yield Fund, Z Class, 6.67%  (6,599) 21,465 45,790
T. Rowe Price Inflation Protected Bond Fund, Z
Class, 3.27%  (25) 5,251 1,636
T. Rowe Price International Bond Fund, Z
Class, 3.95%  3,679 2,744 2,520
T. Rowe Price International Bond Fund (USD
Hedged), Z Class, 3.97%  (7,454) 8,813 10,659
T. Rowe Price Limited Duration Inflation
Focused Bond Fund, Z Class, 2.76%  (2,007) 7,230 1,538
T. Rowe Price QM U.S. Bond ETF, 4.45%  — 10,669 16,369
T. Rowe Price Short-Term Bond Fund, Z Class,
4.47%  631 1,375 6,823
T. Rowe Price Total Return ETF, 4.82%  — 4,057 13,605
T. Rowe Price U.S. High Yield ETF, 6.32%  — 8,588 32,765
T. Rowe Price U.S. Treasury Intermediate
Index Fund, Z Class, 3.83%  — 16 15
T. Rowe Price U.S. Treasury Long-Term Index
Fund, Z Class, 4.77%  (24,872) 29,529 5,429
T. Rowe Price U.S. Treasury Money Fund,
4.17% — — 4,688

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Affiliates not held at period end (31,639) 48,816 $ 18,259
Totals $ (83,416)# $ 202,957 $ 259,183+

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Corporate
Income Fund - Z Class  $ 261,165 $ 3,999 $ 285,782 $ —
T. Rowe Price Dynamic Credit
Fund, Z Class, 7.27%  303,060 19,729 16,642 308,375
T. Rowe Price Dynamic Global
Bond Fund, Z Class, 5.27%  306,241 14,890 18,725 301,131
T. Rowe Price Emerging
Markets Bond Fund, Z Class,
5.92%  441,862 22,603 57,993 438,656
T. Rowe Price Emerging
Markets Corporate Bond
Fund, Z Class, 6.15%  — 112,968 — 116,617
T. Rowe Price Emerging
Markets Local Currency Bond
Fund, Z Class, 6.98%  183,770 32,341 41,798 194,297
T. Rowe Price Equity Income
Fund, Class Z  161,854 — 75,064 —
T. Rowe Price Floating Rate
Fund, Z Class, 7.63%  335,442 278,621 2,259 609,438
T. Rowe Price GNMA Fund - Z
Class  607,157 5,036 664,408 —
T. Rowe Price High Yield
Fund, Z Class, 6.67%  866,575 45,596 113,674 819,962
T. Rowe Price Inflation
Protected Bond Fund, Z Class,
3.27%  86,459 31,622 3,120 120,212
T. Rowe Price International
Bond Fund, Z Class, 3.95%  167,134 10,001 110,309 69,570
T. Rowe Price International
Bond Fund (USD Hedged), Z
Class, 3.97%  357,388 102,893 127,365 341,729
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund, Z Class, 2.76%  119,266 22,776 33,632 115,640
T. Rowe Price New Income
Fund, Z Class  678,957 8,032 749,762 —
T. Rowe Price QM U.S. Bond
ETF, 4.45%  — 637,384 — 648,053
T. Rowe Price Short-Term
Bond Fund, Z Class, 4.47%  313,550 6,780 198,929 122,776

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Total Return
ETF, 4.82%  $ — $ 424,164 $ — $ 428,221
T. Rowe Price U.S. High Yield
ETF, 6.32%  418,545 274,766 — 701,899
T. Rowe Price U.S. Treasury
Intermediate Index Fund, Z
Class, 3.83%  486 16 — 518
T. Rowe Price U.S. Treasury
Long-Term Index Fund, Z
Class, 4.77%  192,790 16,141 86,281 152,179
T. Rowe Price U.S. Treasury
Money Fund, Z Class, 4.17% 83,392  ¤  ¤ 149,513
Total $ 5,638,786^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $259,183 of income distributions from underlying Price Funds.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,566,407.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Income Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Income Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 398,641 $ — $ 398,641
Bond Funds 5,489,273 — — 5,489,273
Short-Term Investments 149,513 9,931 — 159,444
Total Securities 5,638,786 408,572 — 6,047,358
Futures Contracts* 65 — — 65
Total $ 5,638,851 $ 408,572 $ — $ 6,047,423
Liabilities
Futures Contracts* $ 292 $ — $ — $ 292
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government & Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Income Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F88-054Q3 09/25